Other Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2020	Dec. 28, 2019
Related Party Transactions [Abstract]
Schedule of Other Related Party Transactions

The Company had the following activity with its Board and Committee Members:

	Q3 2020				Q3 2019
	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized
Dimitri Villard	$19	2,800	$2	$3	$19	1,400	$2	$8
Jeff Grout	19	2,800	2	3	19	1,400	2	8
Nick Florio	19	2,800	2	3	19	1,400	2	8
Alicia Barker	—	2,800	2	1	—	1,400	2	1

	$57	11,200	$8	$10	$57	5,600	$8	$25

	Q3 2020 YTD				Q3 2019 YTD
	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized
Dimitri Villard	$56	4,200	$3	$10	$56	4,200	$7	$23
Jeff Grout	56	4,200	3	10	56	4,200	7	23
Nick Florio	56	4,200	3	10	56	4,200	7	23
Alicia Barker		4,200	3	4	-	4,200	7	3
	$169	16,800	$12	$34	$168	16,800	$28	$72

In addition to the Series A Preferred Shares and notes and warrants issued to Jackson, the following are other related party transactions:

Board and Committee Members

	Fiscal 2019
	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized
Dimitri Villard	$75	5,600	$8	$30
Jeff Grout	75	5,600	8	30
Nick Florio	75	5,600	8	30
Alicia Barker	-	5,600	8	4
	$225	22,400	$32	$94

	Fiscal 2018
	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized
Dimitri Villard	$75	5,600	$12	$68
Jeff Grout	75	5,600	12	70
Nick Florio	75	5,600	12	69
Alicia Barker	19	4,200	7	1
	$244	21,000	$43	$208